Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004011
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Investor Class
Trading Symbol	PRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Investor Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 884,591,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$884,591
Number of Portfolio Holdings	73

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	21.7%
Industrials & Business Services	20.7
Health Care	11.8
Information Technology	9.2
Consumer Discretionary	8.8
Consumer Staples	8.5
Energy	6.9
Communication Services	4.2
Real Estate	2.3
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	4.9%
Shell	3.3
AstraZeneca	3.3
Siemens	3.2
Nestle	2.8
Unilever	2.6
Schneider Electric	2.5
Airbus	2.3
TotalEnergies	2.3
adidas	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184317
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	I Class
Trading Symbol	TEUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - I Class	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 884,591,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$884,591
Number of Portfolio Holdings	73

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	21.7%
Industrials & Business Services	20.7
Health Care	11.8
Information Technology	9.2
Consumer Discretionary	8.8
Consumer Staples	8.5
Energy	6.9
Communication Services	4.2
Real Estate	2.3
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	4.9%
Shell	3.3
AstraZeneca	3.3
Siemens	3.2
Nestle	2.8
Unilever	2.6
Schneider Electric	2.5
Airbus	2.3
TotalEnergies	2.3
adidas	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225808
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Z Class
Trading Symbol	TRZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 884,591,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$884,591
Number of Portfolio Holdings	73

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	21.7%
Industrials & Business Services	20.7
Health Care	11.8
Information Technology	9.2
Consumer Discretionary	8.8
Consumer Staples	8.5
Energy	6.9
Communication Services	4.2
Real Estate	2.3
Other	5.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	4.9%
Shell	3.3
AstraZeneca	3.3
Siemens	3.2
Nestle	2.8
Unilever	2.6
Schneider Electric	2.5
Airbus	2.3
TotalEnergies	2.3
adidas	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless